Vessels and other equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation, Total	$ 20,975	$ 10,487
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	34,084	13,109
Property, Plant and Equipment, Gross	713,125	355,700	$ 355,700
Equipment [Member]
Depreciation, Total	79	65	$ 31
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	213	134
Property, Plant and Equipment, Gross	$ 817	$ 726